Vanguard Pacific Stock Index Fund Average Annual Total Returns - Admiral Prospectus [Member]	12 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Developed Asia Pacific All Cap Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.86%	6.14%		7.86%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.95%	8.04%	9.47%	8.56%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	33.14%	6.03%		7.92%
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	31.51%	5.14%		7.12%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.12%	4.49%		6.21%